(LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Basic And Diluted Income (Loss) Per Common Share

The following is a reconciliation of the numerators and the denominators of the basic and diluted (loss) income per common share:

	Year Ended December 31
	2012	2011	2010
	(In Millions of Dollars, Except Per Share Amounts)
Amounts attributable to Federal-Mogul:
Net (loss) income from continuing operations	$(97)	$(87)	$165
Loss from discontinued operations	(20)	(3)	(4)

Net (loss) income	$(117)	$(90)	$161

Weighted average shares outstanding, basic (in millions)	98.9	98.9	98.9

Incremental shares on assumed conversion of deferred compensation stock (in millions)	0.5	0.5	0.5

Weighted average shares outstanding, diluted (in millions)	99.4	99.4	99.4

Net (loss) income per common share attributable to Federal-Mogul – basic:
Net (loss) income from continuing operations	$(0.98)	$(0.88)	$1.67
Loss from discontinued operations	(0.20)	(0.03)	(0.04)

Net (loss) income	$(1.18)	$(0.91)	$1.63

Net (loss) income per common share attributable to Federal-Mogul – diluted:
Net (loss) income from continuing operations	$(0.98)	$(0.88)	$1.66
Loss from discontinued operations	(0.20)	(0.03)	(0.04)

Net (loss) income	$(1.18)	$(0.91)	$1.62